As filed with the Securities and Exchange Commission on  April 1, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  April 30, 2013

Date of reporting period:  January 31, 2013

Item 1. Schedules of Investments.

Kellner Merger Fund
Schedule of Investments
at January 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 92.4%
	Apparel Manufacturing - 10.8%
5,100	Warnaco Group, Inc. (a)(c)	$373,371

	Chemical Manufacturing - 3.5%
2,600	MAP Pharmaceuticals, Inc. (a)	64,402
19,400	YM Biosciences, Inc. (a)(b)	57,036
		121,438
	Credit Intermediation and Related Activities - 13.8%
18,300	First California Financial Group, Inc. (a)	146,766
22,500	Hudson City Bancorp, Inc. (c)	192,375
5,800	West Coast Bancorp (c)	137,576
		476,717
	Fabricated Metal Product Manufacturing - 8.7%
6,400	Shaw Group, Inc. (a)(c)	302,848

	Insurance Carriers and Related Activities - 16.4%
4,900	Alterra Capital Holdings Ltd. (b)	149,303
6,600	Coventry Health Care, Inc. (c)	302,478
10,500	Seabright Holdings, Inc. (c)	116,445
		568,226
	Machinery Manufacturing - 2.2%
1,300	Robbins & Myers, Inc.	75,764

	Management of Companies and Enterprises - 2.6%
4,500	Citizens Republic Bancorp, Inc. (a)(c)	91,890

	Merchant Wholesalers, Durable Good - 3.3%
3,900	PSS World Medical, Inc. (a)(c)	112,827

	Oil and Gas Extraction - 14.3%
10,100	Nexen, Inc. (b)(c)	270,276
4,700	Plains Exploration & Production Co. (a)(c)	224,425
		494,701
	Other Miscellaneous Manufacturing - 2.4%
3,400	WMS Industries, Inc. (a)	84,150

	Plastics and Rubber Products Manufacturing - 0.6%
2,300	Spartech Corp. (a)	21,919

	Professional, Scientific, and Technical Services - 4.4%
1,900	Arbitron, Inc. (c)	89,110
3,000	TNS, Inc. (a)(c)	62,850
		151,960
	Publishing Industries (Except Internet) - 1.3%
1,500	Retalix Ltd. (a)(b)	44,805

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 7.5%
7,500	NYSE Euronext (c)	259,275

	Waste Management and Remediation Services - 0.6%
5,900	EnergySolutions, Inc. (a)	22,597

	TOTAL COMMON STOCKS (Cost $3,074,672)	3,202,488

	REITS - 1.3%
3,400	CreXus Investment Corp.	45,186
	TOTAL REITS (Cost $45,101)	45,186

	SHORT-TERM INVESTMENTS - 23.8%
823,393	Fidelity Institutional Money Market Portfolio, Class I, 0.12% (d)	823,393
	TOTAL SHORT-TERM INVESTMENTS (Cost $823,393)	823,393

	Total Investments in Securities (Cost $3,943,166) - 117.5%	4,071,067
	Liabilities in Excess of Other Assets - (17.5)%	(607,466)
	NET ASSETS - 100.0%	$3,463,601

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of the security has been segregated for open short positions.
(d)	Rate shown is the 7-day annualized yield as of January 31, 2013.
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

Kellner Merger Fund
Schedule of Securities Sold Short
at January 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 33.1%
	Apparel Manufacturing - 3.2%
930	PVH Corp.	$110,549

	Chemical Manufacturing - 0.5%
728	PolyOne Corp.	15,900

	Credit Intermediation and Related Activities - 13.5%
3,391	Columbia Banking System, Inc.	68,498
6,165	FirstMerit Corp.	93,893
1,891	M&T Bank Corp.	194,187
4,063	PacWest Bancorp	111,651
		468,229
	Heavy and Civil Engineering Construction - 1.2%
824	Chicago Bridge & Iron Co. N.V. - ADR	41,867

	Insurance Carriers and Related Activities - 6.5%
2,564	Aetna, Inc.	123,662
211	Markel Corp. (a)	100,463
		224,125
	Mining (Except Oil and Gas) - 3.1%
3,069	Freeport-McMoRan Copper & Gold, Inc.	108,182

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 5.1%
1,277	IntercontinentalExchange, Inc. (a)	177,184

	TOTAL COMMON STOCKS (Proceeds $1,067,716)	1,146,036

	Total Securities Sold Short (Proceeds $1,067,716)	$1,146,036

(a)	Non-income producing security.
ADR	American Depository Receipt

Note 1 – Securities Valuation

The Kellner Merger Fund’s (the “Fund”) investments are carried at their fair value. Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stocks
Administrative Support and Waste Management	$ 22,597	$ -	$ -	$ 22,597
Finance and Insurance	1,304,218	-	-	1,304,218
Information	44,805	-	-	44,805
Management of Companies and Enterprises	91,890	-	-	91,890
Manufacturing	979,490	-	-	979,490
Mining, Quarrying, and Oil and Gas Extraction	494,701	-	-	494,701
Professional, Scientific, and Technical Services	151,960	-	-	151,960
Wholesale Trade	112,827	-	-	112,827
Total Common Stocks	3,202,488	-	-	3,202,488
REITS	45,186	-	-	45,186
Short-Term Investments	823,393	-	-	823,393
Total Investments in Securities	$ 4,071,067	$ -	$ -	$ 4,071,067
Securities Sold Short	$ 1,146,036	$ -	$ -	$ 1,146,036

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at January 31, 2013, the end of the reporting period.  The Fund recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Fund during the period ended January 31, 2013.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at January 31, 2013 was as follows*:

Cost of investments	$3,943,166

Gross unrealized appreciation	130,635
Gross unrealized depreciation	(2,734)
Net unrealized appreciation	$127,901

* Because tax adjustments are calculated annually, the above table does not include tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*  /s/ Douglas G. Hess
            Douglas G. Hess, President

Date         4/1/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Douglas G. Hess
Douglas G. Hess, President

Date         4/1/2013

By (Signature and Title)*      /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date         4/1/2013

* Print the name and title of each signing officer under his or her signature.